MATERIAL ACCOUNTING POLICY INFORMATION - Impairment of non-financial assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Impairment loss on non-financial assets	$ 0	$ 0	$ 0